Long-term debt - Repayment (Details) - CAD ($) $ in Thousands	May 31, 2020	May 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt subject to fixed interest rates	$ 138,762	$ 67,343
2021
Disclosure of detailed information about borrowings [line items]
Long-term debt subject to fixed interest rates	8,467
2022
Disclosure of detailed information about borrowings [line items]
Long-term debt subject to fixed interest rates	14,569
2023
Disclosure of detailed information about borrowings [line items]
Long-term debt subject to fixed interest rates	76,636
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt subject to fixed interest rates	5,993
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt subject to fixed interest rates	3,512
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt subject to fixed interest rates	$ 29,585